UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5689

DWS Multi-Market Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Multi-Market Income Trust

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 50.7%
Consumer Discretionary 10.5%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK)	196,115	165,717
Affinia Group, Inc., 9.0%, 11/30/2014	420,000	371,700
AMC Entertainment, Inc., 8.0%, 3/1/2014	625,000	526,562
American Achievement Corp., 8.25%, 4/1/2012	110,000	99,550
American Media Operations, Inc., Series B, 144A, 10.25%, 5/1/2009	5,998	4,109
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	255,000	201,450
8.0%, 3/15/2014	165,000	142,725
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015 (b)	300,000	244,500
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	250,000	202,500
Cablevision Systems Corp., Series B, 9.644% **, 4/1/2009	115,000	115,000

CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015		205,000	192,700
Carrols Corp., 9.0%, 1/15/2013 (b)		120,000	109,200
Charter Communications Holdings LLC:
10.25%, 9/15/2010		1,180,000	1,079,700
Series B, 10.25%, 9/15/2010		420,000	381,150
11.0%, 10/1/2015		491,000	341,245
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	150,000	165,099
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014		165,000	123,750
CSC Holdings, Inc.:
7.25%, 7/15/2008		190,000	190,475
Series B, 8.125%, 7/15/2009		985,000	1,002,237
Series B, 8.125%, 8/15/2009		440,000	447,700
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012 (b)		80,000	75,600
Dollarama Group LP, 10.579% **, 8/15/2012		201,000	196,478
EchoStar DBS Corp.:
6.625%, 10/1/2014		355,000	341,687
7.125%, 2/1/2016		275,000	270,188
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		315,000	226,800
Foot Locker, Inc., 8.5%, 1/15/2022		70,000	63,000
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014		950,000	574,750
General Motors Corp.:
7.2%, 1/15/2011		795,000	719,475
7.4%, 9/1/2025		150,000	111,750
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011		1,815,000	1,914,825
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		220,000	207,900
Group 1 Automotive, Inc., 8.25%, 8/15/2013 (b)		125,000	118,750
Hanesbrands, Inc., Series B, 8.204% **, 12/15/2014		370,000	325,600
Hertz Corp.:
8.875%, 1/1/2014		595,000	566,737
10.5%, 1/1/2016 (b)		135,000	128,250
Idearc, Inc., 8.0%, 11/15/2016		1,390,000	820,100
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		160,000	144,000
ION Media Networks, Inc., 144A, 10.508% **, 1/15/2013		195,000	150,394
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		370,000	252,525
Jarden Corp., 7.5%, 5/1/2017		210,000	184,013
Kabel Deutschland GmbH, 10.625%, 7/1/2014		320,000	304,000
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (b)		160,000	147,200

Liberty Media LLC:
5.7%, 5/15/2013		35,000	31,296
8.25%, 2/1/2030 (b)		320,000	266,631
8.5%, 7/15/2029 (b)		420,000	359,519
Mediacom Broadband LLC, 8.5%, 10/15/2015		25,000	19,750
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		110,000	113,300
MGM MIRAGE:
6.0%, 10/1/2009		185,000	184,075
6.75%, 9/1/2012		115,000	108,100
8.375%, 2/1/2011 (b)		245,000	246,225
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		345,000	334,650
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		680,000	591,600
Penske Automotive Group, Inc., 7.75%, 12/15/2016		620,000	530,100
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		260,000	252,200
Quebecor Media, Inc., 144A, 7.75%, 3/15/2016		160,000	146,800
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 * (b)		205,000	100,450
Quiksilver, Inc., 6.875%, 4/15/2015		320,000	252,800
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		185,000	133,200

Sabre Holdings Corp., 8.35%, 3/15/2016		225,000	173,813
Seminole Hard Rock Entertainment, Inc., 144A, 7.491% **, 3/15/2014		290,000	226,200
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		210,000	186,900
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		820,000	547,350
7.875%, 1/15/2014		175,000	140,875
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)		111,000	113,220
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		375,000	309,375
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		250,000	232,813
Station Casinos, Inc., 6.5%, 2/1/2014		500,000	333,750
Travelport LLC:
9.749% **, 9/1/2014		185,000	148,000
9.875%, 9/1/2014		220,000	193,600
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		460,000	319,700
United Components, Inc., 9.375%, 6/15/2013		45,000	40,950
Unity Media GmbH, 144A, 10.375%, 2/15/2015		165,000	141,900
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		555,000	382,950
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	235,000	310,386
144A, 8.0%, 11/1/2016	EUR	120,000	154,851
Vitro SAB de CV:
8.625%, 2/1/2012		165,000	155,513
9.125%, 2/1/2017		570,000	500,745
11.75%, 11/1/2013		100,000	103,750
XM Satellite Radio, Inc., 9.75%, 5/1/2014		490,000	447,125
Young Broadcasting, Inc., 8.75%, 1/15/2014		1,245,000	803,025

			23,588,578
Consumer Staples 1.7%
Alliance One International, Inc., 8.5%, 5/15/2012		125,000	116,875
Delhaize America, Inc.:
8.05%, 4/15/2027		65,000	67,176
9.0%, 4/15/2031		550,000	666,967
General Nutrition Centers, Inc., 10.009% **, 3/15/2014 (PIK) (b)		240,000	191,400
Harry & David Holdings, Inc., 10.124% **, 3/1/2012		195,000	165,750
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		975,000	867,750
Pierre Foods, Inc., 9.875%, 7/15/2012		140,000	77,000
Pilgrim's Pride Corp., 7.625%, 5/1/2015		105,000	100,275
Rite Aid Corp., 7.5%, 3/1/2017		355,000	310,625
Smithfield Foods, Inc., 7.75%, 7/1/2017 (b)		210,000	199,500
Viskase Companies, Inc., 11.5%, 6/15/2011		1,015,000	1,015,000

			3,778,318
Energy 6.3%
Belden & Blake Corp., 8.75%, 7/15/2012		1,170,000	1,170,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		385,000	327,250
Chesapeake Energy Corp.:
6.25%, 1/15/2018		160,000	152,800
6.875%, 1/15/2016		850,000	837,250
7.75%, 1/15/2015 (b)		90,000	92,475
Cimarex Energy Co., 7.125%, 5/1/2017		180,000	176,400
Delta Petroleum Corp., 7.0%, 4/1/2015		550,000	481,250
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		75,000	72,844
8.375%, 5/1/2016		455,000	444,762
Energy Partners Ltd., 9.75%, 4/15/2014		200,000	167,500
EXCO Resources, Inc., 7.25%, 1/15/2011		358,000	344,575

Frontier Oil Corp., 6.625%, 10/1/2011		150,000	148,500
GAZ Capital (Gazprom), 144A, 6.51%, 3/7/2022		1,285,000	1,171,020
Mariner Energy, Inc.:
7.5%, 4/15/2013		215,000	206,938
8.0%, 5/15/2017		270,000	259,200
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014		330,000	320,925
144A, 8.25%, 12/15/2014		260,000	256,750
Petrobras International Finance Co., 5.875%, 3/1/2018		470,000	464,242
Petrohawk Energy Corp., 9.125%, 7/15/2013		250,000	255,000
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022		620,000	757,398
Plains Exploration & Production Co., 7.0%, 3/15/2017 (b)		225,000	216,000
Quicksilver Resources, Inc., 7.125%, 4/1/2016		600,000	574,500
Sabine Pass LNG LP:
7.25%, 11/30/2013		100,000	98,000
7.5%, 11/30/2016		685,000	671,300
Southwestern Energy Co., 144A, 7.5%, 2/1/2018		320,000	329,600
Stone Energy Corp.:
6.75%, 12/15/2014		740,000	675,250
8.25%, 12/15/2011		265,000	263,675
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		180,000	191,290
Tesoro Corp., 6.5%, 6/1/2017		120,000	111,600
Whiting Petroleum Corp.:
7.0%, 2/1/2014		260,000	258,700
7.25%, 5/1/2012		455,000	452,725
7.25%, 5/1/2013		110,000	109,175
Williams Companies, Inc.:
8.125%, 3/15/2012		755,000	822,950
8.75%, 3/15/2032		1,020,000	1,201,050
Williams Partners LP, 7.25%, 2/1/2017		175,000	176,313

			14,259,207
Financials 6.8%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		640,000	515,200
Ashton Woods USA LLC, 9.5%, 10/1/2015		625,000	318,750
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		125,000	95,000
CEVA Group PLC, 144A, 8.5%, 12/1/2014	EUR	170,000	167,756
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		1,030,000	1,153,600
E*TRADE Financial Corp.:
7.375%, 9/15/2013		395,000	302,175
7.875%, 12/1/2015		615,000	467,400
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		1,635,000	1,398,407
7.375%, 10/28/2009		2,760,000	2,617,206
7.875%, 6/15/2010		805,000	741,869
GMAC LLC, 6.875%, 9/15/2011		3,000,000	2,447,781
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015 (b)		445,000	455,012
8.875%, 4/1/2015 (PIK) (b)		350,000	357,000
9.75%, 4/1/2017		410,000	406,925
Hexion US Finance Corp., 9.75%, 11/15/2014		130,000	134,550
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		260,000	251,550
iPayment, Inc., 9.75%, 5/15/2014		225,000	201,375
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		200,000	163,000
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		345,000	274,275
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014		190,000	172,425

144A, 7.0%, 5/1/2017	175,000	157,063
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015 (b)	185,000	159,563
Residential Capital LLC:
5.646% **, 6/9/2008	85,000	75,650
6.393% **, 11/21/2008	620,000	492,900
8.125%, 11/21/2008	220,000	169,950
Tropicana Entertainment LLC, 9.625%, 12/15/2014	350,000	168,000
UCI Holdco, Inc., 12.491%**, 12/15/2013 (PIK)	249,867	221,132
Universal City Development Partners, 11.75%, 4/1/2010	840,000	866,250
Yankee Acquisition Corp., Series B, 8.5%, 2/15/2015	315,000	263,025

		15,214,789
Health Care 2.6%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	350,000	299,250
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015	290,000	294,350
Boston Scientific Corp., 6.0%, 6/15/2011	200,000	194,000
Community Health Systems, Inc., 8.875%, 7/15/2015	1,550,000	1,520,937
HCA, Inc.:
9.125%, 11/15/2014	325,000	331,500
9.25%, 11/15/2016	725,000	743,125
9.625%, 11/15/2016 (PIK)	340,000	351,050
HEALTHSOUTH Corp., 10.75%, 6/15/2016	170,000	178,075
IASIS Healthcare LLC, 8.75%, 6/15/2014	180,000	177,750
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	205,000	202,950
Sun Healthcare Group, Inc., 9.125%, 4/15/2015	175,000	168,438
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	245,000	198,450
The Cooper Companies, Inc., 7.125%, 2/15/2015	360,000	342,000
Universal Hospital Services, Inc., 8.5%, 6/1/2015 (PIK)	145,000	144,638
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	275,000	201,437
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	635,000	606,425

		5,954,375
Industrials 5.9%
Actuant Corp., 144A, 6.875%, 6/15/2017	170,000	164,050
Allied Security Escrow Corp., 11.375%, 7/15/2011	290,000	254,475
American Color Graphics, Inc., 10.0%, 6/15/2010	370,000	177,600
American Color Graphics, Inc., Promissory Note due 3/15/2008 (c)	22,200	10,656
American Railcar Industries, Inc., 7.5%, 3/1/2014	230,000	210,450
ARAMARK Corp., 6.739% **, 2/1/2015	290,000	253,750
Baldor Electric Co., 8.625%, 2/15/2017 (b)	205,000	200,900
Belden, Inc., 7.0%, 3/15/2017	185,000	179,913
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	99,000
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	260,000	260,650
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	555,000	510,600
Building Materials Corp. of America, 7.75%, 8/1/2014	290,000	214,600
Cenveo Corp., 7.875%, 12/1/2013	305,000	260,012
Congoleum Corp., 8.625%, 8/1/2008 *	395,000	296,250
DRS Technologies, Inc.:
6.625%, 2/1/2016	95,000	92,863
6.875%, 11/1/2013	580,000	568,400
7.625%, 2/1/2018	705,000	705,000
Education Management LLC, 8.75%, 6/1/2014	200,000	176,000
Esco Corp.:
144A, 8.625%, 12/15/2013	530,000	506,150
144A, 8.866% **, 12/15/2013	275,000	243,375
General Cable Corp.:

7.104% **, 4/1/2015	290,000	249,400
7.125%, 4/1/2017 (b)	190,000	182,400
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	175,000	161,875
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	200,000	148,000
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	305,000	207,400
8.875%, 4/1/2012	790,000	438,450
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	560,000	520,100
7.625%, 12/1/2013	460,000	433,550
9.375%, 5/1/2012	540,000	561,600
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	160,000	161,600
9.5%, 10/1/2008	1,465,000	1,497,962
Mobile Services Group, Inc., 9.75%, 8/1/2014	320,000	299,200
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014 (b)	275,000	264,687
Panolam Industries International, Inc., 10.75%, 10/1/2013	105,000	81,900
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	1,175,000	687,375
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	45,000	47,925
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	185,000	166,500
Titan International, Inc., 8.0%, 1/15/2012	745,000	718,925
TransDigm, Inc., 7.75%, 7/15/2014	125,000	124,375
U.S. Concrete, Inc., 8.375%, 4/1/2014 (b)	235,000	193,875
United Rentals North America, Inc.:
6.5%, 2/15/2012	225,000	203,625
7.0%, 2/15/2014	580,000	464,000
Xerox Capital Trust I, 8.0%, 2/1/2027	120,000	121,970

		13,321,388
Information Technology 1.5%
Alion Science & Technology Corp., 10.25%, 2/1/2015	165,000	108,488
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	360,000	293,400
L-3 Communications Corp.:
5.875%, 1/15/2015	690,000	671,025
Series B, 6.375%, 10/15/2015	315,000	312,637
Lucent Technologies, Inc., 6.45%, 3/15/2029 (b)	790,000	592,500
MasTec, Inc., 7.625%, 2/1/2017	250,000	221,250
Sanmina-SCI Corp., 144A, 7.741% **, 6/15/2010	105,000	103,425
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	390,000	376,350
SunGard Data Systems, Inc., 10.25%, 8/15/2015	535,000	532,325
Vangent, Inc., 9.625%, 2/15/2015	160,000	120,200

		3,331,600
Materials 5.4%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011 (b)	105,000	101,850
ARCO Chemical Co., 9.8%, 2/1/2020	1,685,000	1,423,825
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	410,000	260,350
Cascades, Inc., 7.25%, 2/15/2013	614,000	555,670
Chemtura Corp., 6.875%, 6/1/2016	355,000	321,275
Clondalkin Acquisition BV, 144A, 6.991% **, 12/15/2013	290,000	237,800
CPG International I, Inc.:
10.5%, 7/1/2013	505,000	444,400
11.468% **, 7/1/2012	120,000	99,600
Exopack Holding Corp., 11.25%, 2/1/2014	685,000	633,625
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	325,000	344,500
GEO Specialty Chemicals, Inc., 144A, 12.703% **, 12/31/2009 (d)	1,004,000	751,745
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	145,000	134,850

Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		205,000	170,150
Hexcel Corp., 6.75%, 2/1/2015		855,000	822,937
Huntsman LLC, 11.625%, 10/15/2010		855,000	906,300
Innophos, Inc., 8.875%, 8/15/2014		100,000	97,500
Jefferson Smurfit Corp., 8.25%, 10/1/2012 (b)		300,000	279,750
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		565,000	480,250
Metals USA Holding Corp., 10.729% **, 7/1/2012 (PIK)		290,000	214,600
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	79,750
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)		255,000	228,225
Mueller Water Products, Inc., 7.375%, 6/1/2017		125,000	108,750
NewMarket Corp., 7.125%, 12/15/2016		495,000	485,100
NewPage Corp., 144A, 10.0%, 5/1/2012 (b)		410,000	411,025
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	210,000	294,901
Radnor Holdings Corp., 11.0%, 3/15/2010 *		90,000	675
Rhodia SA, 144A, 7.326% **, 10/15/2013	EUR	200,000	273,267
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (b)		360,000	318,600
8.375%, 7/1/2012		200,000	188,000
Steel Dynamics, Inc.:
6.75%, 4/1/2015		280,000	273,700
144A, 7.375%, 11/1/2012		80,000	81,000
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		445,000	437,213
The Mosaic Co., 144A, 7.625%, 12/1/2014		370,000	393,125
Witco Corp., 6.875%, 2/1/2026		170,000	115,600
Wolverine Tube, Inc., 10.5%, 4/1/2009		305,000	269,925

			12,239,833
Telecommunication Services 4.7%
BCM Ireland Preferred Equity Ltd., 144A, 11.355% **, 2/15/2017 (PIK)	EUR	195,850	239,430
Centennial Communications Corp.:
10.0%, 1/1/2013		650,000	627,250
10.125%, 6/15/2013		650,000	656,500
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)		435,000	435,000
8.375%, 1/15/2014 (b)		240,000	230,400
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		480,000	427,200
Embratel, Series B, 11.0%, 12/15/2008 (b)		78,000	82,193
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		94,743	90,480
Intelsat Corp., 9.0%, 6/15/2016		120,000	120,000
Intelsat Jackson Holding Ltd.:
9.25%, 6/15/2016		125,000	125,000
11.25%, 6/15/2016		385,000	383,556
Intelsat Ltd., 5.25%, 11/1/2008		1,300,000	1,309,750
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		420,000	420,000
iPCS, Inc., 5.364% **, 5/1/2013		115,000	92,000
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		575,000	506,000
Millicom International Cellular SA, 10.0%, 12/1/2013		1,535,000	1,638,612
Nortel Networks Ltd., 8.508% **, 7/15/2011		330,000	285,450
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014		135,000	126,050
Qwest Corp., 7.25%, 9/15/2025		75,000	67,500
Rural Cellular Corp., 9.875%, 2/1/2010		305,000	313,387
Stratos Global Corp., 9.875%, 2/15/2013		140,000	142,100
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013		750,000	780,000
US Unwired, Inc., Series B, 10.0%, 6/15/2012		385,000	358,050
Virgin Media Finance PLC:
8.75%, 4/15/2014	EUR	340,000	425,841

8.75%, 4/15/2014		485,000	414,675
West Corp., 9.5%, 10/15/2014		245,000	214,375

			10,510,799
Utilities 5.3%
AES Corp.:
8.0%, 10/15/2017		400,000	408,000
144A, 8.75%, 5/15/2013		1,304,000	1,362,680
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		1,345,000	1,432,425
CMS Energy Corp., 8.5%, 4/15/2011 (b)		1,165,000	1,253,526
Edison Mission Energy, 7.0%, 5/15/2017		370,000	363,525
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		605,000	596,288
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		1,815,000	1,760,550
Mirant Americas Generation LLC, 8.3%, 5/1/2011		495,000	498,094
Mirant North America LLC, 7.375%, 12/31/2013		135,000	135,506
NRG Energy, Inc.:
7.25%, 2/1/2014		670,000	654,088
7.375%, 2/1/2016		1,415,000	1,363,706
Regency Energy Partners LP, 8.375%, 12/15/2013		300,000	300,000
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		415,000	408,256
Sierra Pacific Resources:
6.75%, 8/15/2017		485,000	490,706
8.625%, 3/15/2014		98,000	104,211
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		885,000	862,875

			11,994,436

Total Corporate Bonds (Cost $124,555,017)			114,193,323
Government & Agency Obligations 41.6%
Sovereign Bonds 41.1%
Dominican Republic:
144A, 8.625%, 4/20/2027		460,000	503,010
Series REG S, 9.5%, 9/27/2011		1,146,152	1,209,191
Federative Republic of Brazil:
6.0%, 1/17/2017 (b)		8,535,000	8,748,375
7.125%, 1/20/2037 (b)		2,095,000	2,260,505
7.875%, 3/7/2015		1,980,000	2,267,100
8.75%, 2/4/2025		1,685,000	2,089,400
8.875%, 10/14/2019		2,415,000	3,006,675
11.0%, 8/17/2040 (b)		4,565,000	6,137,642
12.5%, 1/5/2016	BRL	2,070,000	1,288,998
Government of Ukraine:
144A, 6.75%, 11/14/2017		1,390,000	1,373,793
Series REG S, 7.65%, 6/11/2013		1,685,000	1,805,309
Republic of Argentina:
3.092% **, 8/3/2012 (PIK)		3,981,250	3,484,839
5.83%, 12/31/2033 (PIK)	ARS	738	234
Republic of Colombia:
8.25%, 12/22/2014		690,000	793,845
10.0%, 1/23/2012 (b)		2,375,000	2,802,500
10.75%, 1/15/2013		780,000	964,080
Republic of El Salvador, 144A, 7.65%, 6/15/2035		3,780,000	4,044,600
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	183,050
Republic of Indonesia, 144A, 6.875%, 3/9/2017 (b)		2,615,000	2,722,869
Republic of Panama:
7.125%, 1/29/2026		2,005,000	2,115,275
9.375%, 1/16/2023		2,610,000	3,366,900

Republic of Peru, 7.35%, 7/21/2025 (b)	7,395,000	8,282,400
Republic of Philippines:
7.75%, 1/14/2031 (b)	610,000	674,813
8.0%, 1/15/2016 (b)	3,860,000	4,361,800
8.375%, 2/15/2011 (b)	780,000	851,214
9.375%, 1/18/2017	1,535,000	1,876,537
Republic of Turkey:
7.0%, 9/26/2016 (b)	3,170,000	3,300,921
7.25%, 3/15/2015	665,000	705,731
11.75%, 6/15/2010	4,495,000	5,211,053
Republic of Uruguay:
7.625%, 3/21/2036 (b)	615,000	631,913
8.0%, 11/18/2022	1,395,000	1,506,600
9.25%, 5/17/2017	1,825,000	2,171,750
Republic of Venezuela, 10.75%, 9/19/2013	6,035,000	6,427,275
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016	3,770,000	3,967,925
United Mexican States:
5.625%, 1/15/2017 (b)	685,000	713,428
Series A, 6.75%, 9/27/2034	662,000	727,538

		92,579,088
US Treasury Obligation 0.5%
US Treasury Note, 12.0%, 8/15/2013 (b) (e)	1,000,000	1,045,234

Total Government & Agency Obligations (Cost $91,791,019)		93,624,322
Loan Participations and Assignments 5.3%
Senior Loans** 3.2%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 4.459%, 4/2/2014	129,025	114,510
Aleris International, Inc., Term Loan B, LIBOR plus 2.375%, 5.084%, 12/14/2013	159,196	131,138
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 5.209%, 6/30/2013	71,039	62,336
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 5.959%, 4/11/2015	42,500	41,057
Term Loan B, LIBOR plus 3.25%, 5.959%, 4/11/2015	320,000	309,034
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013	72,229	41,929
Term Loan B, 7.906%, 1/13/2011	541,279	314,213
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.209%, 10/10/2014	1,860,338	1,698,274
Term Loan B3, LIBOR plus 3.5%, 6.209%, 10/10/2014	1,201,988	1,102,824
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.959%, 9/16/2013	124,686	104,892
Golden Nugget, 6.37%, 6/16/2014	230,000	179,400
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 4.709%, 3/26/2014	10,973	10,232
Term Loan B, LIBOR plus 2.0%, 4.709%, 3/26/2014	128,703	120,112
HCA, Inc., Term Loan A1, 6.83%, 11/18/2012	656,009	604,572
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 4.959%, 5/5/2013	344,781	319,267
Term Loan C2, LIBOR plus 2.25%, 4.959%, 5/5/2013	96,739	89,403
Local TV On Satellite LLC, Term Loan B, LIBOR plus 2.25%, 4.959%, 5/7/2013	124,375	107,584
Longview Power LLC:
Demand Draw, 5.385%, 4/1/2014	48,147	43,754
Letter of Credit, 7.125%, 4/1/2014	15,333	13,934
Term Loan B, 7.25%, 4/1/2014	46,000	41,802
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 5.709%, 11/5/2014	50,000	48,672
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 4.959%, 9/30/2014	199,221	165,602
Symbion, Inc.:
Term Loan A, 6.494%, 8/23/2013	96,550	81,102

Term Loan B, 6.494%, 8/23/2014	96,550	83,033
Telesat Canada, Inc.:
Term Loan B, LIBOR plus 3.0%, 5.709%, 10/31/2014	429,693	396,851
8.09%, 9/1/2014	142,913	131,990
9.0%, 10/31/2008	605,000	499,125
Tribune Co., Term Loan B, 7.91%, 5/24/2014	407,950	299,009

		7,155,651
Sovereign Loans 2.1%
Credit Suisse (City of Kiev, Ukraine), 144A, 8.25%, 11/26/2012	3,485,000	3,527,168
CSFB International (Exim Ukraine), 6.8%, 10/4/2012	1,215,000	1,183,167

		4,710,335

Total Loan Participations and Assignments (Cost $12,750,296)		11,865,986
	Units	Value ($)

Other Investments 0.2%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $339,666)	400,000	340,000
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	7,125	6,056
GEO Specialty Chemicals, Inc. 144A*	649	552

Total Common Stocks (Cost $87,834)		6,608
Warrants 0.0%
Financials
New Asat Finance LLC Expiration Date 2/1/2011*	52,000	23,730
Industrials
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*	350	0
Materials
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	25	0

Total Warrants (Cost $0)		23,730
Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
Series AI, 144A, 12.0% *	15,000	682
144A, 12.0% *	75,000	3,412

Total Convertible Preferred Stocks (Cost $12,580)		4,094
Securities Lending Collateral 14.2%
Daily Assets Fund Institutional, 3.69% (f) (g) (Cost $31,947,515)	31,947,515	31,947,515
Cash Equivalents 1.6%
Cash Management QP Trust, 3.89% (f) (Cost $3,636,243)	3,636,243	3,636,243

% of Net Assets	Value ($)

Total Investment Portfolio (Cost $265,120,170)	113.6	255,641,821
Other Assets and Liabilities, Net (b)	(10.7)	(24,079,355)
Notes Payable	(2.9)	(6,500,000)

Net Assets	100.0	225,062,466

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $267,307,400. At February 29, 2008, net unrealized depreciation for all securities based on tax cost was $11,665,579. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,786,349 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,451,928.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default::

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	395,000	USD	392,755	296,250
Quebecor World, Inc.	9.75%	1/15/2015	205,000	USD	206,950	100,450
Radnor Holdings Corp.	11.0%	3/15/2010	90,000	USD	79,463	675
679,168	397,375

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 29, 2008.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)

All or a portion of these securities were on loan amounting to $30,801,182. In addition, included in other assets and liabilities, net is a pending sale, amounting to $16,358, that is also on loan. The value of all securities loaned at February 29, 2008 amounted to $30,817,540 which is 13.7% of net assets.

(c)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 3/15/2008. This security is deemed to be non-income producing.
(d)	Security has a deferred interest payment of $31,626 from April 1, 2006.
(e)	All or a portion of this security is held as collateral for open credit default swaps.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

At February 29, 2008, the Fund had unfunded loan commitments of $79,575 which could be extended at the option of the borrower, pursuant to the following loan agreement:

Unrealized
Unfunded Loan	Appreciation/
Borrower	Commitment ($)	Value ($)	(Depreciation) ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	42,394	41,057	(1,337)
Longview Power LLC, Demand Draw, 4/1/2014	5,230	5,016	(214)
Telesat Canada, Inc., Term Loan B, 10/31/2014	31,951	29,953	(1,998)
79,575	76,026	(3,549)

As of February 29, 2008, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Net Unrealized Appreciation/ (Depreciation) ($)

10/4/2007 12/20/2008	200,000[1]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(5,903)
10/5/2007 12/20/2008	125,000[2]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(3,641)
10/23/2007 12/20/2008	435,000[3]	Fixed — 3.4%	Ford Motor Co., 6.5%, 8/1/2018	(11,818)
10/13/2007 12/20/2009	230,000[4]	Fixed — 3.85%	Ford Motor Co., 6.5%, 8/1/2018	(20,140)
12/13/2007 12/20/2009	220,000[4]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(12,735)
10/23/2007 12/20/2008	440,000[1]	Fixed — 3.0%	General Motors Corp., 7.125%, 7/15/2013	(11,546)
10/3/2007 12/20/2008	200,000[2]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(4,937)
11/5/2007 12/20/2012	6,000,000[2]	Fixed — 0.77%	Government of Russia, 7.5%, 3/31/2010	(141,950)
2/19/2008 3/20/2009	665,000[4]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	3,125
11/21/2007 12/20/2008	220,000[4]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	(1,151)
2/26/2008 3/20/2009	515,000[4]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	591
Total net unrealized depreciation				(210,105)

Counterparties:
1	Goldman Sachs & Co.
2	JPMorgan Chase
3	Morgan Stanley Co., Inc.
4	Merrill Lynch, Pierce, Fenner, & Smith, Inc.

As of February 29, 2008, the Fund had the following open forward foreign currency exchange contracts:

Settlement	Unrealized
Contracts to Deliver	In Exchange For	Date	Appreciation ($)
EUR	1,235,000	USD	1,873,544	4/7/2008	832

Settlement	Unrealized
Contracts to Deliver	In Exchange For	Date	(Depreciation) ($)
EUR	1,302,400	USD	1,933,738	3/4/2008	(43,260)
Currency Abbreviations
ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 35,583,759	$ -
Level 2 - Other Significant	220,027,724	(256,082)
Observable Inputs
Level 3 - Significant	30,338	-
Unobservable Inputs
Total	$ 255,641,821	$ (256,082)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at February 29, 2008:

Investments in Securities at Market Value
Balance as of December 1, 2007	$ 6,608
Total realized gains or losses	-
Change in unrealized appreciation (depreciation)	23,730
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of February 29, 2008	$ 30,338

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008